SHARE CAPITAL - Common and Preferred Share Capital (Details) - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Dividend reinvestment plan	CAD 148	CAD 449
Debenture conversions	73	2
Share-based payment transactions	CAD 62	CAD 31
Common share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance	397	373
Issued, net of issue costs (in shares)	99	10
Dividend reinvestment plan (in shares)	4	13
Debenture conversions (in shares)	2	0
Share-based payment transactions (in shares)	1	1
Number of shares, Ending balance	503	397
Share capital, beginning balance	CAD 8,808	CAD 7,991
Issued, net of issue costs	4,356	335
Dividend reinvestment plan	148	449
Debenture conversions	73	2
Share-based payment transactions	62	31
Share capital, ending balance	CAD 13,447	CAD 8,808
Preferred share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance	62	45
Number of shares, Ending balance	100	62
Share capital, beginning balance	CAD 1,509	CAD 1,100
Issued, net of issue costs	915	409
Share capital, ending balance	CAD 2,424	CAD 1,509
Class A, Series 11 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)		7
Issued, net of issue costs		CAD 166
Class A, Series 13 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)		10
Issued, net of issue costs		CAD 243
Class A, Series 15 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)	8
Issued, net of issue costs	CAD 178
Class A, Series 17 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)	6
Issued, net of issue costs	CAD 141
Class A, Series 19 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)	8
Issued, net of issue costs	CAD 203
Class A, Series 21 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)	16
Issued, net of issue costs	CAD 393